Post Balance Sheet Events - Additional Information (Detail) (INR) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
Mar. 31, 2013
Subsequent Event [Line Items]
Amounts available for distribution, net of dividend tax	10,276
Subsequent Event | Dividend Declared
Subsequent Event [Line Items]
Recommendation of Dividends subject to approval	3